NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Information for IsoEnergy Ltd

Summarized financial information for IsoEnergy Ltd. is as follows:

	2018	2017
Cash and cash equivalents	$6,405,000	$3,325,000
Other current assets	155,000	67,000
Non-current assets	43,511,000	39,124,000

Total assets	$50,071,000	$42,516,000

Current liabilities	817,000	247,000
Non-current liabilities	199,000	281,000

Total liabilities	$1,016,000	$528,000

Loss from operations	$2,142,000	$2,516,000
Loss and comprehensive loss	1,832,000	2,462,000
Net cash flow from operating activities	(1,679,000)	(1,536,000)
Net cash flow from investing activities	(2,522,000)	(2,647,000)
Net cash flow from financing activities	7,282,000	1,017,000

Net increase (decrease) in cash and cash equivalents	$3,081,000	$(3,166,000)